Regulatory Capital, As Restated	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Regulatory Capital, As Restated

NOTE 12. REGULATORY CAPITAL, AS RESTATED

The Company and the Bank are subject to risk-based capital standards by which bank holding companies and banks are evaluated in terms of capital adequacy. These regulatory capital requirements are administered by the federal banking agencies. Failure to meet minimum capital requirements can result in certain mandatory and possibly additional discretionary action by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of the Company’s and the Bank’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Company’s and Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to each maintain minimum amounts and ratios. The requirements were revised and became effective on a phased-in basis beginning January 1, 2015 and include the establishment of a Common Equity Tier 1 level. The Company’s and the Bank’s Total, Tier 1 and Common Equity Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined in the regulations), and Tier 1 capital (as defined in the regulations) to average assets (as defined in the regulations) are set forth in the table below. The new risk-based capital rules require that banks and holding companies maintain a “capital conservation buffer” of 250 basis points in excess of the “minimum capital ratio”. The minimum capital ratio is equal to the prompt corrective action adequately capitalized threshold ratio. The capital conservation buffer will be phased in over four years beginning on January 1, 2016, with a maximum buffer of 0.625% of risk weighted assets for 2016, 1.25% for 2017, 1.875% for 2018 and 2.5% for 2019 and thereafter. Failure to maintain the required capital conservation buffer will result in limitations on capital distributions and on discretionary bonuses to executive officers. Management believes, as of December 31, 2017 and 2016, that the Company and the Bank met all capital adequacy requirements to which they were subject.

As of December 31, 2017, the most recent notification from the regulatory banking agencies categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as “well capitalized”, the Bank must maintain minimum Total risk-based, Tier 1 risk-based, Common Equity Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table. To the knowledge of management, there are no conditions or events since these notifications that have changed the Bank’s category.

The table below provides a comparison of the Company’s and the Bank’s risk-based capital ratios and leverage ratios to the minimum regulatory requirements as of the dates indicated:

	Actual		Minimum Capital Requirement		Minimum Capital Requirement with Capital Buffer		Minimum To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2017
Tier 1 leverage ratio
Company	$88,599	8.71%	$40,675	4.0%	$40,675	4.000%	N/A	N/A
Bank	93,991	9.29%	40,488	4.0%	40,488	4.000%	50,610	5.0%
Common equity tier 1 capital ratio
Company	88,599	10.07%	39,578	4.5%	50,572	5.750%	N/A	N/A
Bank	93,991	10.74%	39,368	4.5%	50,304	5.750%	56,865	6.5%
Tier 1 risk-based capital ratio
Company	88,599	10.07%	52,771	6.0%	63,765	7.250%	N/A	N/A
Bank	93,991	10.74%	52,491	6.0%	63,427	7.250%	69,988	8.0%
Total risk-based capital ratio
Company	94,285	10.72%	70,361	8.0%	81,355	9.250%	N/A	N/A
Bank	99,677	11.39%	69,988	8.0%	80,924	9.250%	87,485	10.0%

December 31, 2016
Tier 1 leverage ratio
Company	$82,195	8.75%	$37,586	4.0%	$37,586	4.000%	N/A	N/A
Bank	85,963	9.16%	37,551	4.0%	37,551	4.000%	46,939	5.0%
Common equity tier 1 capital ratio
Company	82,195	10.83%	34,138	4.5%	38,879	5.125%	N/A	N/A
Bank	85,963	11.34%	34,098	4.5%	38,834	5.125%	49,253	6.5%
Tier 1 risk-based capital ratio
Company	82,195	10.83%	45,517	6.0%	50,259	6.625%	N/A	N/A
Bank	85,963	11.34%	45,464	6.0%	50,200	6.625%	60,619	8.0%
Total risk-based capital ratio
Company	86,585	11.41%	60,690	8.0%	65,431	8.625%	N/A	N/A
Bank	90,353	11.92%	60,619	8.0%	65,355	8.625%	75,774	10.0%